SIGNIFICANT ACCOUNTING POLICIES - Effect of Transition Adjustment to Total Equity Resulting (Details) - USD ($) $ in Millions	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefits		$ (669)	$ (566)
DAC	$ 587	$ 760	672	$ 477	$ 471
Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefits	0		$ (96)
Market risk benefits	1
DAC	110			$ 110
Unearned revenue liability and sales inducement assets	(37)
Total transition adjustment before taxes	74
Income taxes	(16)
Total transition adjustment (net of taxes)	58
Retained Earnings | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefits	0
Market risk benefits	2
DAC	0
Unearned revenue liability and sales inducement assets	0
Total transition adjustment before taxes	2
Income taxes	(1)
Total transition adjustment (net of taxes)	1
Accumulated Other Comprehensive Income (Loss) | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefits	0
Market risk benefits	(1)
DAC	110
Unearned revenue liability and sales inducement assets	(37)
Total transition adjustment before taxes	72
Income taxes	(15)
Total transition adjustment (net of taxes)	$ 57